Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The consolidated financial statements have been prepared in accordance with the generally accepted accounting principles in the United States (“U.S. GAAP”).

This basis of accounting involves the application of accrual accounting and consequently, revenues and gains are recognized when earned, and expenses and losses are recognized when incurred. The Company’s financial statements are expressed in U.S. dollars.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the amount of revenues and expenses during the reporting periods. Actual results could differ materially from those results.

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, and its subsidiaries, Takung Exchange, Takung Digital, and Metaverse Digital Payment. All intercompany transactions and balances have been eliminated on consolidation.

Discontinued operations

Discontinued operations

The Company has adopted ASC Topic 205 “Presentation of Financial Statements” Subtopic 20-45, in determining whether any of its business component(s) classified as held for sale, disposed of by sale or other than by sale is required to be reported in discontinued operations. In accordance with ASC Topic 205-20-45-1, a discontinued operation may include a component of an entity or a group of components of an entity, or a business or non-profit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (1) the component of an entity or group of components of an entity meets the criteria to be classified as held for sale; (2) the component of an entity or group of components of an entity is disposed of by sale; (3) the component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff).

For the component disposed of other than by sale in accordance with paragraph 360-10-45-15, the Company adopted ASC Topic 205-20-45-3 and reported the results of operations of the discontinued operations, less applicable income tax expenses or benefits as a separate component in in the statement where net income (loss) is reported for current and all prior periods presented.

As of May 23 2023, The Company’s stockholders approved the proposed sale (the “Disposition”) of our former subsidiaries, Hong Kong MQ Group Limited, Hong Kong Takung Art Company Limited to Fecundity Capital Investment Co., Ltd for a purchase price of US$1,500,000. As of December 31, 2023, the Company had no discontinued operation business remained.

Fair value measurements

Fair value measurements

The Company applies the provisions of ASC Subtopic 820-10, “Fair Value Measurements”, for fair value measurements of financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the financial statements. ASC 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

There were no assets or liabilities measured at fair value on a recurring basis subject to the disclosure requirements of ASC 820 as of December 31, 2024 and 2023.

Comprehensive loss

Comprehensive loss

The Company follows the provisions of the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) 220 “Reporting Comprehensive Income”, and establishes standards for the reporting and display of comprehensive income, its components and accumulated balances in a full set of general purpose financial statements. For the years ended December 31, 2024 and 2023, the Company’s comprehensive income/(loss) includes net profit and foreign currency translation adjustment.

Foreign currency translation and transaction

Foreign currency translation and transaction

The functional currency of Metaverse Digital Payment, NFT Limited, Takung Digital and Takung Exchange are in United States Dollar (“USD”).

The reporting currency of the Company is USD.

Transactions in currencies other than the entity’s functional currency are recorded at the rates of exchange prevailing on the date of the transaction. At the end of each reporting period, monetary items denominated in foreign currencies are translated at the rates prevailing at the end of the reporting periods. Exchange differences arising on the settlement of monetary items and on re-translation of monetary items at period-end are included in income statement of the period.

The resulting translation adjustments are reported under accumulated other comprehensive loss in the stockholders’ equity section of the balance sheets.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash in bank with no restrictions, as well as highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when initially purchased.

Restricted cash

Restricted cash

Restricted cash represents the cash deposited by the traders (“buyers and sellers”) into a specific bank account under Metaverse (“the broker’s account”) in order to facilitate the trading shares of the artwork. The buyers are required to have their funds transferred to the broker’s account before the trading take place. Upon the delivery of the shares, the seller will send instructions to the bank, requesting the amount to be transferred to their personal account. After deducting the commission as per Metaverse Payment, the bank will transfer the remainder to the seller’s personal account. Except for instructing the bank to deduct the commission fee, the Company has no right to use any funds in the broker’s account except for instructing the bank to deduct the commission and management fee. Our restricted cash is denominated in USD and the client advance payment balance deposited in Djibouti.

The ending balance of our restricted cash totaling $4,351,692 and $4,306,519 as of December 31, 2024 and 2023, respectively.

Loan receivable	Loan receivable Loan to third parties is presented under current asset of the balance sheets based on the nature and loan period of time.
Prepayment and other current assets, net

Prepayment and other current assets, net

Prepayment and other current assets mainly consist of the prepayment for income taxes, maintenance of online trading system, advertising and promotional services, insurances, financial advisory, professional services, rental deposits, as well as other current assets.

Other non-current assets	Other non-current assets The Company has no other non-current assets in 2024 and 2023.
Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment losses. Gains or losses on dispositions of property and equipment are included in operating income or expense. Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred. Depreciation and amortization are provided over the estimated useful lives of the assets using the straight-line method from the time the assets are placed in service.

The Company developed systems and solutions for internal use. Certain costs incurred in connection with developing or obtaining internal use software are capitalized. Unamortized capitalized costs are included in computer trading and clearing system, within property and equipment, net in the Consolidated Balance Sheets. Capitalized software costs are amortized on a straight-line basis over the estimated useful lives of the software of 5 years. Amortization of these costs is included in depreciation and amortization expense in the Consolidated Statements of Operations.

Estimated useful lives are as follows, taking into account the assets’ estimated residual value:

Classification	Estimated useful life
Furniture, fixtures and equipment	5 years
Leasehold improvements	Shorter of the remaining lease terms and the estimated 3 years
Computer trading and clearing system	5 years

Long-lived assets

Long-lived assets

The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Company assesses the recoverability of these long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the future undiscounted cash flow is less than the carrying amount of the assets, the Company recognizes an impairment equal to the difference between the carrying amount and fair value of these assets.

During 2024, the Company did not record any asset impairments due to the disposal of the subsidiaries, including Tianjin Takung as a result of the loss of control in this entity.

Intangible assets

Intangible assets

Intangible assets represent the licensing cost for the trademark registration. For intangible assets with indefinite lives, the Company evaluates intangible assets for impairment at least annually and more often whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Whenever any such impairment exists, an impairment loss will be recognized for the amount by which the carrying value exceeds the fair value. For intangible assets with definite lives, they are amortized over estimated useful lives, and are reviewed annually for impairment. The Company has not recorded impairment of intangible assets as of December 31, 2024 and 2023
Customer deposits

Customer deposits

Customer deposits represent the cash deposited by the traders (“buyers and sellers”) into a specific bank account under Takung (“the broker’s account”) in order to facilitate the trading ownership units of the artwork. The buyers are required to have their funds transferred to the broker’s account before the trading take place.

Advance from customers

Advance from customers

Advance from customers represent the cash deposited by the traders into a specific bank account under Takung (“the broker’s account”) in order to facilitate the trading ownership units of the NFT. The traders are required to have their funds transferred to the broker’s account before the trading take place.

Revenue Recognition

Revenue Recognition

The Company generates revenue from its services in connection with the offering and trading of artworks on the Company’s system, primarily consisting of listing fee, trading commission, and management fee.

Effective January 1, 2018, the Company adopted Topic 606 using modified retrospective approach applied to its contracts which were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are accounted for and presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with Topic 605.

Under ASC 606, an entity recognizes revenue as the Company satisfies a performance obligation when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer.

The Company recognizes revenue when control of the promised services is transferred to the traders and service agents. Revenue is measured at the transaction price, which is based on the amount of consideration that the Company expects to receive in exchange for transferring the promised services to the traders and service agents.

Commission

The Company generates commission fee from non-VIP traders and selected traders.

For non-VIP traders, the commission is calculated based on a percentage of transaction value of artworks when there is purchase and sale of the ownership shares of the artworks. The commission revenue is recognized at a point in time when each purchase and sale transaction is completed.

Revenue by customer type

The following table presents the revenue by customer type for the years ended December 31, 2024, 2023 and 2022:

	For the year ended December 31,
	2024	2023	2022
Non - VIP traders	$740,701	$2,153,515	$3,403,536
Total	$740,701	$2,153,515	$3,403,536

Cost of revenue

Cost of revenue

The Company’s cost of revenue primarily consists of expenses associated with the delivery of its service. These include expenses related to the operation of the data centers, such as internet service charge.

	For the year ended December 31,
	2024	2023	2022
Internet service charge	$192,048	$556,590	$782,790
Total	$192,048	$556,590	$782,790

Leases

Leases

In February 2016, the FASB issued ASU 2016-12, Leases (ASC Topic 842), which amends the leases requirements in ASC Topic 840, Leases. Under the new lease accounting standard, a lessee will be required to recognize a right-of-use asset and lease liability for most leases on the balance sheet. The new standard also modifies the classification criteria and accounting for sales-type and direct financing leases, and enhances the disclosure requirements. Leases will continue to be classified as either finance or operating leases.

The Company determines if an arrangement is a lease at inception. The lease payments under the lease arrangements are fixed. Non-lease components include payments for building management, utilities and property tax. It separates the non-lease components from the lease components to which they relate.

Lease assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate, because the interest rate implicit in the leases is not readily determinable. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The lease terms include periods under options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The Company generally uses the base, non-cancelable, lease term when determining the lease assets and liabilities.

Income taxes

Income taxes

The Company accounts for income taxes using an asset and liability approach which allows for the recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not that these items will either expire before the Company is able to realize their benefits, or that future deductibility is uncertain.

Under ASC 740, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The evaluation of a tax position is a two-step process. The first step is to determine whether it is more-likely-than-not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigations based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the year incurred. GAAP also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosures and transition.

On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was enacted by the U.S. government which included a wide range of tax reform affecting businesses including the corporate tax rates, international tax provisions, tax credits and deduction with majority of the tax provision effective after December 31, 2017. Certain activities conducted in foreign jurisdictions may result in the imposition of U.S. corporate income taxes on Takung when its subsidiaries, controlled foreign corporations (“CFCs”), generate income that is subject to Subpart F or GILTI under the U.S. Internal Revenue Code beginning after December 31, 2017.

The Company accounts for an unrecognized tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the tax authorities. The Company considers and estimates interest and penalties related to the gross unrecognized tax benefits and includes as part of its income tax provision based on the applicable income tax regulations.

The Company’s Hong Kong subsidiary of Metaverse Digital Payment Co., Limited accrued US$335,899 corporate income tax credit for the year ended December 31,2024.

The Company’s Hong Kong subsidiary of Metaverse Digital Payment Co., Limited accrued US$94,947 corporate income tax for the year ended December 31,2023.

Earnings (loss) per share

Earnings (loss) per share

Basic net income (loss) per share (EPS) is computed by dividing net income (loss) by the weighted-average number of ordinary shares outstanding during the year. Diluted income (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted-average number of ordinary shares outstanding during the period adjusted to include the effect of potentially dilutive securities. Potentially dilutive securities are excluded from the computation of dilutive EPS in periods in which the effect would be antidilutive (Note 16).

Concentration of risks

Concentration of risks

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, account receivables. The carrying values of the financial instruments approximate their fair values due to their short-term maturities. The Company places its cash and cash equivalents and restricted cash with financial institutions with high-credit ratings and quality. Account receivables primarily comprise of amounts receivable from the trader customers. With respect to the prepayment to service suppliers, the Company performs on-going credit evaluations of the financial condition of these suppliers. The Company establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific service providers and other information. Actually, the company has no account receivables and advances to vendor for year 2024 and year 2023. Prepayment and other current assets mainly consist of the prepayment for income taxes, maintenance of online trading system, advertising and promotional services, insurances, financial advisory, professional services, rental deposits, as well as other current assets. Loan receivable is loan to third parties which is presented under current asset of the balance sheets based on the nature and loan period of time. JP Morgan bank account of the company in US is covered by FDIC insurance to $250,000 limit. The Central Bank of Djibouti (BCD) regulates the banking sector and has implemented measures to strengthen the financial system, such as increasing capital requirements and improving liquidity ratios. However, there is no specific mention of a formal deposit insurance system that protects depositors in case of bank failures.

Concentration of customers

There were no revenues from customers that individually represent greater than 10% of the total revenues during the years ended December 31, 2024 and 2023.

Concentration of customer deposits

As of December 31, 2024 and 2023, there were no traders that individually accounted for greater than 10% of the Company’s total customer deposits.

Recent accounting pronouncements

Recent accounting pronouncements

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. This ASU requires additional quantitative and qualitative income tax disclosures to enable financial statements users better assess how an entity’s operations and related tax risks and tax planning and operational opportunities affect its tax rate and prospects for future cash flows. This ASU is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. We adopted this guidance effective January 1, 2025 and the adoption of this ASU did not have a material impact on our financial statements.

In November 2024, the FASB issued ASU No. 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures. This ASU requires entities to 1. disclose amounts of (a) purchase of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and, (e) depreciation, depletion, and amortization recognized as part of oil-and gas-producing activities, 2. include certain amounts that are already required to be disclosed under current Generally Accepted Accounting Principles in the same disclosures as other disaggregation requirements, 3. disclose a qualitative description of the amounts remaining in relevant expense captions that are not necessarily disaggregated quantitatively, and 4. disclose the total amount of selling expenses, in annual reporting periods, an entity’s definition of selling expense. The ASU is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. Additionally, in January 2025, the FASB issued ASU No. 2025-01 to clarify the effective date of ASU 2024-03. The standard provides guidance to expand disclosures related to the disaggregation of income statement expenses. The standard requires, in the notes to the financial statements, disclosure of specified information about certain costs and expenses which includes purchases of inventory, employee compensation, depreciation, and intangible asset amortization included in each relevant expense caption. This guidance is effective for fiscal years beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, on a retrospective or prospective basis, with early adoption permitted. We plan to adopt this guidance effective January 1, 2027 and we are currently evaluating the impact of adopting this ASU on our financial statements.

Except for the above-mentioned pronouncements, there are no new recently issued accounting standards that will have material impact on our consolidated financial position, statements of operations, and cash flows.